Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Dec. 29, 2016
Document Effective Date	Dec. 30, 2016
Prospectus Date	Dec. 30, 2016
Class A and C Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class A
Prospectus:
Trading Symbol	SPEGX
Class A and C Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class C
Prospectus:
Trading Symbol	AGFCX
Class A and C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class A
Prospectus:
Trading Symbol	SPEDX
Class A and C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class C
Prospectus:
Trading Symbol	ADOCX
Class I Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class I
Prospectus:
Trading Symbol	AGIFX
Class Z Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class Z
Prospectus:
Trading Symbol	ALGZX
Class Z Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class Z
Prospectus:
Trading Symbol	ADOZX